UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21085

The Metzler/Payden Investment Group

(Exact name of registrant as specified in charter)

333 South Grand Avenue, Los Angeles, CA 90071

(Address of principal executive offices) (Zip code)

Edward S. Garlock, Esq.

Payden & Rygel

333 South Grand Avenue, Los Angeles, CA 90071

(Name and address of agent for service)

Registrant’s telephone number, including area code: 213-625-2870

Date of fiscal year end: October 31, 2006

Date of reporting period: October 31, 2006

ITEM 1. REPORT TO SHAREHOLDERS

METZLER/PAYDEN FUNDS

Annual Report

October 31, 2006

sectors
indices
Insurance
Personal

•	President’s Letter

i	Management Discussion and Analysis

1	Portfolio Highlights & Investments

5	Statements of Assets & Liabilities

6	Statements of Operations

7	Statements of Changes in Net Assets

8	Notes to Financial Statements

11	Financial Highlights

12	Report of Independent Registered Public Accounting Firm

13	Fund Expenses

14	Approval of Investment Advisory Agreement

16	Trustees & Officers

Annual Report

Dear Shareholders

Welcome to the Metzler/Payden family of funds. Metzler/Payden, the adviser to a family of European equity funds, is a joint venture founded in 1998 between independent partners Metzler Bank in Frankfurt, and Payden & Rygel in Los Angeles. In the ever-changing corporate landscape, both companies are committed to maintaining their independence and to offering unbiased investment advice and service. As the European markets continue to grow, and more members join the European Union, Metzler/Payden is one of a few mutual fund companies dedicated to offering equity investments in a region outside the United States.

2006 was another successful year for those who chose Europe as one of their investment destinations. It also marked the “coming of age” of our two strategies offered to U.S. investors, which had their three-year anniversary. Together with a very strong track record, the high risk-adjusted returns gave our European Emerging Market Fund the coveted five-star rating by Morningstar(1).

Performance in our Eastern European strategy was once again in the double digits, driven by demand for excess returns by global investors, combined with fast domestic economic and earnings growth. Not to be forgotten, though, volatility caused a strong sell-off towards mid-year, reminding investors of the “risk” part in the risk-reward equation. With the Fed on hold and the European Central Bank (ECB) bent on gradual hikes, it appears that global liquidity is likely to stay high, supporting a further rally. In this environment, we continue to be bullish on Eastern Europe’s markets, noting, however, that higher valuations will make it harder to find good “deals” in the region’s more established markets, while political noise is bound to cause further volatility. While not in our base scenario, a sharp slowdown for the U.S. economy would negatively affect the region’s equities as well.

Western Europe’s economic rebound took many by surprise. Stronger-than-expected economic growth, driven by a combination of consumer demand and exports to emerging markets, helped record one of the region’s strongest recent years. Politically, the European Union (EU) is finishing its second wave of expansion, having accepted Bulgaria and Romania in the Union. On the top of the list for next year is addressing the Union’s internal “squabbles,” reviving the constitution, and forming a cohesive organization from 27 separate countries.

Diversifying your investments into different asset classes and among the world’s regions is key to successful investment in today’s global economy. Metzler/Payden offers the opportunity for global diversification through our European funds. We will continue to be vigilant of new investment opportunities, and thank you for your confidence and trust.

Best wishes,

Scott J. Weiner

President

(1)	For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating (based on a Morning-star risk-adjusted return measure that accounts for variation in a funds monthly performance (including the effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive five stars, the next 22.5% receive four stars, and the next 35% receive three stars. Highly rated funds are defined as those that have a four or five star Morningstar rating. An overall rating is based on a weighted average of the fund’s ratings for the three-, five-, and ten-year periods, if applicable. The Morningstar category for this fund is Europe Stock, the criterion is risk-adjusted return. Data provided by Morningstar, Inc. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Morningstar is a registered trademark of Morningstar, Inc. and is not affiliated with Metzler/Payden Funds.

The Metzler/Payden European Emerging Markets Fund (MPYMX) returned 40.54% for the year ended October 31, 2006. The Fund lagged its benchmark, the Nomura Central Eastern Europe Index, which returned 43.87% for the same period. Despite a period of high volatility, which began in May and continued through June, the region displayed strong equity performance, fueled by high demand for commodities, and positive market sentiment after the pause of interest hikes by the U.S. Federal Reserve Bank.

Among the more notable changes in the Fund’s allocation is the reduced exposure in some of the large Central European countries (i.e. Hungary, Czech Republic) and an increase in exposure to the region’s smaller countries (i.e. Turkey). While the reasons for the allocation changes are varied, they reflect the overall strategy to seek additional returns by adding emphasis on Eastern Europe’s lesser-converged economies. In Hungary, stubborn fiscal slippages and political noise prompted the adviser to reduce the Fund’s holdings in the country. In the Czech Republic, a limited selection of high quality companies and fair valuations caused the adviser to seek opportunities elsewhere, despite the country’s stellar economic record. Last but not least, the adviser increased the Fund’s exposure to Turkey, which, despite its relatively high volatility, offers good long-term opportunities in the region.

The adviser changed the Fund’s sector exposure as well, and positioned it to take advantage of higher commodity prices by adding to holdings in the energy and materials sector. The Fund’s exposure to the banking sector was also increased, reflecting a belief that there is strong further growth available in the region’s underserved financial sector. Telecommunications exposure was pared down, as penetration rates rose and potential for further expansion of capacities has become less likely.

The Metzler/Payden European Leaders Fund (MPYGX) returned 28.95% for the year ended October 31, 2006. The Fund’s benchmarks, the MSCI European Growth Index returned 27.14%, and the MSCI Europe Index returned 32.23%, for the same period. The unexpected economic rebound in developed Europe continued, buoyed by a combination of strong consumer spending (especially in Germany, ahead of the VAT hike next year) and an increase in company spending on new capital. A declining unemployment rate in the Euro zone, which reached 7.9% in September, is also indicative of the general health of the economy. With this backdrop, the European Central Bank has continued tightening Europe’s monetary policy.

Among the Fund’s major sector moves the adviser increased exposure in energy companies to take advantage of higher oil prices, and reduced exposure in companies in the telecommunications and pharmaceutical sectors. As a result of the new allocation, the adviser sold the Fund’s shares of GlaxoSmithKline and AstraZeneca, retained holdings in Novartis, and added shares of Roche and Sanofi Aventis.

The Fund’s investments in the United Kingdom were maintained, but as a result of individual stock-picking decisions, holdings in Switzerland increased, while the number of stocks held in France and Germany were reduced.

i

The Fund seeks long-term capital appreciation by generally investing in equity securities of issuers of any capitalization organized in European emerging market countries.

Country Holdings - percent of value
Russia	38%
Poland	20%
Turkey	9%
Hungary	8%
Czech Republic	8%
Other	17%

This information is not part of the audited financial statements.

Schedule of Investments - October 31, 2006

Principal or Shares	Security Description	Value (000)
Common Stocks (98%)
Consumer Discretionary (2%)
2,230,000	Compa SA	$1,044
187,500	Ford Otomotiv Sanayi AS	1,326
110,204	Olympic Entertainment Group AS (b)	876

		3,246

Consumer Staples (4%)
33,750	BIM Birlesik Magazalar A.S.	1,495
26,000	Cherkizovo Group GDR 144A (b)(d)	403
46,750	Cherkizovo Group-GDR Reg.S (b)(e)	725
9,700	Egis Rt.	1,270
7,800	Gedeon Richter Rt.	1,637
15,000	Pyaterochka Holding NV	333
15,500	Zentiva NV	887

		6,750

Energy (31%)
275,000	Arawak Energy Corp. (b)	613
94,000	BMB Munai Inc.	543
52,750	C.A.T. Oil Ag	1,152
266,500	Dragon Oil Plc (b)	798
111,200	Grupa Lotos SA (b)	1,657
197,000	LUKOIL	15,929
45,100	MOL Magyar Olaj-es Gazipari Rt.	4,489
359,500	Oao Gazprom - Spon ADR	15,231
38,500	OAO Rosneft Oil Co. (b)	331
46,500	OMV AG	2,527
27,980,500	Rompetrol Rafinare SA (b)	889
44,000	Rosneft Oil 144A (b)(d)	377
192,750	Sibir Energy PLC (b)	1,489
60,700	Surgutneftegaz	3,842

		49,867

Principal or Shares	Security Description	Value (000)
Financial (25%)
181,500	Akbank T.A.S.	$1,034
210,000	Aksigorta	880
318,500	Anadolu Anonim Turk Sigorta Sirketi	582
1,325,000	Asigurarea Romaneasca-Asirom (b)(c)	288
129,848	Banca Comerciala Carpatica Sibia (b)	27
3,467,205	Banca Transilvania	1,409
92,400	Bank Pekao SA	6,240
40,750	Bank Zachodni WBK SA	2,779
50,100	Erste Bank AG	3,411
423,100	Koc Holdings AS	1,641
18,100	Komercni Banka AS	2,825
167,800	OTP Bank Rt.	5,903
426,400	PKO Bank Polski	5,386
304,600	Romanian Development Bank	2,144
1,755	Sberbank RF	3,949
457,500	Turkiye Garanti Bankasi AS	1,680
148,100	Turkiye Is Bankasi	961

		41,139

Industrial (4%)
217,500	Akcansa Cimento AS	1,180
71,600	Opoczno SA (b)	1,051
112,500	Truk Traktor ve Ziraat Makineleri AS	1,166
213,150	Turk Demir Dokum Fabrikalari AS	1,829
3,150,000	Turbomechanica SA	937

		6,163

Materials (8%)
136,000	KGHM Polska Miedz SA	4,918
40,350	Mining and Metallurgical Company Norilsk Nickel	5,962
22,000	Polyus Gold (b)	1,038
18,528	Tisza Vegyi Kombinat RT	472

		12,390

See notes to financial statements.

1	Metzler/Payden Funds

Principal or Shares	Security Description	Value (000)
Technology (0%)
19,800	Computer Land	$653
Telecommunication (18%)
93,500	AFK Sistema	2,478
220,000	Agora SA	2,074
108,100	AO VimpelCom - ADR	7,134
82,500	Cesky Telecom AS	1,739
356,000	Comstar United System	2,474
320,000	Dogan Yayin Holding AS (b)	1,230
300,500	Magyar Tavkozlesi Rt (Matav)	1,400
59,500	Mobile TeleSystems	2,549
762,000	Telekomunikacja Polska SA	5,611
71,500	TVN SA (b)	2,715
19,000,000	Uralsvyszinform	728

		30,132

Utilities (6%)
221,200	CEZ	8,764
11,000	RAO Unified Energy System	828
4,500	Unified Energy System (b)	339

		9,931

Total Common Stocks		160,271
Investment Companies (4%)
7,045,465	Dreyfus Treasury Cash Management Fund	7,045

Total (Cost - $156,550) (a) (102%)		167,316
Liabilities in excess of Other Assets (-2%)		(3,159)

Net Assets (100%)		$164,157

All of the securities are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$12,872
Unrealized depreciation	(2,106)

Net unrealized appreciation	$10,766

(b)	Non-income producing security

(c)	Security appraised at fair value under procedures established by the Board

(d)	Security offered to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(e)	Security offered and sold outside of the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Contract Price	Contract Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Assets:
11/3/2006	Czech Koruna (Buy 10,599)	21.9800	$483	$—
11/3/2006	British Pound (Buy 119)	1.9089	228	—
11/6/2006	Hungary Forint (Buy 128,796)	203.5600	634	1
11/6/2006	Poland Zloty (Buy 2,723)	3.0260	903	2

			$2,248	$3

Liability:
11/2/2006	Euro (Buy 549)	1.2782	$702	$—
11/3/2006	Euro (Buy 153)	1.2782	195	—
11/6/2006	Euro (Buy 136)	1.2782	174	—
11/3/2006	Poland Zloty (Sell 1,200)	3.0680	398	(6)
11/6/2006	Poland Zloty (Sell 526)	3.0680	174	(3)

			$1,643	$(9)

See notes to financial statements.

Annual Report	2

The Fund seeks long-term capital appreciation by generally investing in growth stocks of issuers of any capitalization organized in Western European countries.

Country Holdings - percent of value
United Kingdom	27%
Switzerland	17%
Germany	12%
France	11%
Netherlands	6%
Other	27%

This information is not part of the audited financial statements.

Schedule of Investments - October 31, 2006

Principal or Shares	Security Description	Value (000)
Common Stocks (93%)
Consumer Discretionary (6%)
13,000	Alliance Boots Plc	$201
3,300	Carnival	161
15,500	EasyJet Plc (b)	156
50,000	First Choice Holidays Plc	215
3,250	Hugo Boss AG	154

		887

Consumer Staples (27%)
3,700	Adecco SA	229
2,000	Astra Zeneca Plc	118
3,000	Carrefour SA	183
10,500	Glaxo Smith Kline Plc	280
1,200	Groupe Danone	176
1,100	Loreal	107
10,500	Novartis Ag	637
5,300	Reckitt Benckiser Plc	231
2,600	Roche Holding AG	455
38,000	Safilo Spa (b)	206
4,500	Sanofi Synthelabo SA	382
35,400	Serco Group Plc	240
300	SGS Societe Generale de Surveillance Holding	319
15,400	Tate & Lyle Plc	231
18,000	Tesco Plc	135
6,000	Unilever NV	148

		4,077

Energy (14%)
20,000	BG Group Plc	265
65,000	BP Amoco Plc	723
3,080	Fuchs Petrolub AG	171
5,500	Neste Oil OYJ	173
3,500	Petroleum Geo-Services ASA (b)	204
4,200	Saipem Spa	99
3,000	Technip SA	181
4,800	Total SA	325

		2,141

Financial (10%)
12,300	Azimut Holding Spa	139
10,000	Banco Bilbao Vizcaya Argentaria SA	241

Principal or Shares	Security Description	Value (000)
4,500	Banco De Sabadell SA	$178
2,900	Commerzbank	103
6,200	EFG International (b)	203
3,100	Hypo Real Estate Holding AG	195
4,800	National Bank of Greece	218
30,000	UniCredito Italiano Spa	249

		1,526

Industrial (9%)
4,400	Heidelberger Druckmaschinen AG	200
6,500	Philips Electronics NV	227
2,500	Siemens AG	225
200	Sika AG (b)	260
9,600	Tenaris Sa	186
20,000	VT Group Plc	183

		1,281

Materials (10%)
4,500	Anglo American Plc	203
4,600	Bayer Ag	231
10,000	BHP Billiton Plc	193
5,000	Mittal Steel Co. NV	215
5,000	Rio Tinto Plc	276
1,500	Syngenta AG (b)	242
1,300	Umicore	202

		1,562

Technology (6%)
6,500	CSR Plc (b)	94
7,300	Logitech International SA (b)	192
1,500	SAP AG	298
4,500	Tele Atlas NV (b)	84
3,100	TradeDoubler AB (b)	68
16,000	Wolfson Microelectronics Plc (b)	88

		824

Telecommunication (10%)
1,700	Iliad S.A.	145
3,600	Millicom International Cellular (b)	181
3,700	Neuf Cegetel (b)	112
15,000	Nokia Oyj	298
12,000	SES Global	184

3	Metzler/Payden Funds

Principal or Shares	Security Description	Value (000)
22,400	Telecom Italia Spa	$68
54,100	Telefonaktiebolaget LM Ericsson	205
11,216	Telefonica SA	216
5,300	Wolters Kluwer-Cva	146

		1,555

Utilities (2%)
9,000	Fortum Oyj	248
1,100	Rwe AG	109

		357

Total Common Stocks		14,210
Preferred Stock (1%)
500	Fresernius AG	94
Investment Companies (3%)
561,184	Dreyfus Treasury Cash Management Fund	561

Total (Cost - $13,664) (a) (97%)		14,865
Other Assets, net of Liabilities (3%)		387

Net Assets (100%)		$15,252

All of the securities are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$1,337
Unrealized depreciation	(136)

Net unrealized appreciation	$1,201

(b)	Non-income producing security

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Contract Price	Contract Value (000s)	Unrealized Depreciation (000s)
Liability:
11/1/2006	British Pound (Sell 116)	1.897	$221	$(1)
11/2/2006	Norwegian Krone (Sell 1,434)	6.5685	218	—

				$(1)

See notes to financial statements.

Annual Report	4

October 31, 2006

	European Emerging Markets Fund	European Leaders Fund
ASSETS:
Investments, at value (1)	$167,316,133	$14,864,665
Cash	50,832
Receivable for:
Interest and dividends	343,574	9,405
Fund shares sold	1,373,914
Investments sold	1,386,874	565,048
Forward currency contracts	2,933
Receivable from advisor (Note 3)		572
Other receivable	76,395
Other assets	18,735	3,978

Total Assets	170,569,390	15,443,668

LIABILITIES:
Bank overdraft		124,079
Payable for:
Forward currency contracts	9,151	1,220
Investments purchased	5,928,015
Fund shares redeemed	256,724
Accrued expenses:
Investment advisory fees (Note 3)	25,389
Administration fees (Note 3)	15,541	1,570
Trustee fees and expenses	18,861	3,634
Other liabilities	159,129	60,824

Total Liabilities	6,412,810	191,327

NET ASSETS	$164,156,580	$15,252,341

NET ASSETS:
Paid in capital	$144,441,325	$12,737,457
Undistributed net investment income (loss)	(92)	(62)
Undistributed net realized gains (losses)	8,966,141	1,313,016
Net unrealized appreciation (depreciation) from:
Investments	10,766,231	1,200,456
Translation of assets and liabilities in foreign currencies	(17,025)	1,474

NET ASSETS	$164,156,580	$15,252,341

Outstanding shares of beneficial interest (unlimited shares authorized at $0.001 par value)	5,400,430	829,498

NET ASSET VALUE:
Net asset value and redemption price per share	$30.40	$18.39

(1) Investments, at cost	$156,549,902	$13,664,209

See notes to financial statements.

5	Metzler/Payden Funds

Year ended October 31, 2006

	European Emerging Markets Fund	European Leaders Fund
INVESTMENT INCOME:
Dividend income	$2,201,634	$270,440
Foreign tax withholding	(202,352)	(22,555)

Investment Income	1,999,282	247,885
EXPENSES:
Investment advisory fees (Note 3)	602,680	84,342
Administration fees (Note 3)	96,429	13,495
Custodian fees	286,510	31,076
Transfer agent fees	77,917	18,341
Registration	38,611	20,493
Trustee fees and expenses	61,014	12,066
Printing and mailing costs	55,990	6,944
Pricing	7,961	8,540
Legal fees	26,630	4,327
Accounting fees	41,112	41,112
Audit fees	31,830	31,789
Distribution fees (Note 3)	42,391	7,593
Other expenses	8,147	3,365

Gross Expenses	1,377,222	283,483
Custodian credits (Note 2)	(2,008)	(2)
Expense subsidy (Note 3)	(378,093)	(144,430)

Net Expenses	997,121	139,051

Net Investment Income (Loss)	1,002,161	108,834

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) from:
Investments	9,537,835	1,382,798
Translation of assets and liabilities in foreign currencies	(1,353,037)	(135,906)
Futures		(27,857)
Change in net unrealized appreciation (depreciation) from:
Investments	8,993,547	981,479
Translation of assets and liabilities in foreign currencies	(15,507)	1,515

Net Realized and Unrealized Gains (Losses)	17,162,838	2,202,029

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$18,164,999	$2,310,863

See notes to financial statements.

Annual Report	6

Years ended October 31st

	European Emerging Markets Fund		European Leaders Fund
	2006	2005	2006	2005
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$1,002,161	$190,933	$108,834	$50,445
Net realized gains (losses) on investments	8,184,798	3,701,789	1,219,035	706,982
Change in net unrealized appreciation (depreciation)	8,978,040	1,021,081	982,994	57,360

Change in Net Assets Resulting from Operations	18,164,999	4,913,803	2,310,863	814,787

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(6,317)	(104,607)	(8,547)	(56,916)
Net realized gains from investments	(3,984,512)	(367,326)	(704,990)	(91,142)

Change in Net Assets from Distributions to Shareholders	(3,990,829)	(471,933)	(713,537)	(148,058)

FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold	168,364,480	28,546,042	7,019,976	3,964,689
Reinvestment of distributions	3,844,449	469,033	712,032	146,318
Cost of fund shares redeemed	(53,345,428)	(7,317,209)	(1,467,008)	(584,662)
Redemption fees	100,276	9,552	3,758	5

Change in Net Assets from Capital Transactions	118,963,777	21,707,418	6,268,758	3,526,350

Total Change in Net Assets	133,137,947	26,149,288	7,866,084	4,193,079

NET ASSETS:
Beginning of period	31,018,633	4,869,345	7,386,257	3,193,178

End of period	$164,156,580	$31,018,633	$15,252,341	$7,386,257

Undistributed net investment income (loss)	$(92)	$(220)	$(62)	$(149)

FUND SHARES OF BENEFICIAL INTEREST:
Outstanding shares at beginning of period	1,297,469	274,369	470,665	233,293

Shares sold	5,948,775	1,358,743	396,656	266,430
Shares issued in reinvestment of distributions	164,294	26,111	48,201	9,896
Shares redeemed	(2,010,108)	(361,754)	(86,024)	(38,954)

Change in shares outstanding	4,102,961	1,023,100	358,833	237,372

Outstanding shares at end of period	5,400,430	1,297,469	829,498	470,665

LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government securities)	211,787,451	50,961,973	20,917,265	14,648,586
Sale of investments (excluding government securities)	100,784,419	29,678,758	16,005,390	11,630,688
Purchase of government securities
Sale of government securities

See notes to financial statements.

7	Metzler/Payden Funds

October 31, 2006

1.    Organization and Related Matters

The Metzler/Payden Investment Group (the “Group”) is an open-end management investment company organized as a Delaware business trust on March 22, 2002 and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Each of its funds (each a “Fund,” collectively the “Funds”) is a series of the Group. The Funds commenced operations on December 30, 2002. The Funds terminated their initial sales charge at the time of purchase of up to 5.75% of the public offering price as of March 15, 2006. Each of the Funds is able to issue unlimited shares at $0.001 par value.

Each of the Funds has been classified as non-diversified.

2.    Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Securities Valuation

Equity securities are valued at the official closing price or the last sale price on the foreign exchange or market on which they are principally traded or if there have been no sales during the day, at the last bid price. Securities traded only on the over-the-counter market are valued at the latest bid price. Options, futures, swaps and other similar assets are valued at the last available bid price in the case of listed securities or on the basis of information provided by the institution with which the Fund entered into the transaction in the case of other securities. Investments in investment companies are valued at their net asset values as reported by such companies. Non-U.S. dollar securities are translated into U.S. dollars using the spot exchange rate at the close of the London market.

All other securities not described above are appraised at the fair value as determined in good faith under procedures established by the Board of Trustees. In considering fair value of a security, a number of factors are taken into consideration. Depending on the underlying circumstances at the time, these factors may include: the cost of the security or the last reported sales price of the security, as a starting point; changes in interest rates; changes in yield spreads of similarly rated or structured securities; fundamental analytical information relating to the security; the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer’s industry.

Investment Transactions and Related Income

Investment transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains or losses on investment transactions are determined on the identified cost basis.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. The Funds purchase securities that are denominated in foreign currencies. Investment securities, other assets and liabilities denominated in a foreign currency, are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the exchange rates on the dates of the respective transactions. The Funds did not isolate that portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in security prices.

Reported net realized foreign exchange gains or losses arise from sales and maturities of securities, purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the differences between the amounts of income or expenses recorded on the Fund’s books and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currency arise from changes in the value of assets and liabilities, including investments in securities, resulting from changes in the foreign exchange rates.

Futures Contracts

The Funds may invest in stock index futures contracts, which are an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract

Annual Report	8

was originally written. Variation margin accounting procedures apply to these index futures contracts. Each Fund invests in these futures contracts to permit the Funds to meet their objectives at a lower cost than investing directly in equity securities, while permitting the equivalent of an investment in a portfolio of equity securities. The potential risk to the Funds is that the change in value of the underlying index may not correlate to the change in value of the contracts.

Forward Currency Contracts

The Funds may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Funds enter into forward contracts to protect against adverse currency movements. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contact settlement date, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counter parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and net realized gains on foreign currency transactions, if any, are declared and paid semiannually. Net realized gains on investments, if any, are declared and distributed at least annually. All distributions are paid in the form of additional shares unless cash payment is requested.

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Federal Income Taxes

It is the policy of each Fund to meet the requirements for qualification as a regulated investment company as defined in Subchapter M of the Internal Revenue Code (the “Code”), and to make distributions of net investment income and net realized gains sufficient to relieve it from all Federal income or excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

Each Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. The differences arise primarily from the treatment of foreign currency transactions and futures contracts and the deferral of certain losses under Federal income tax regulations. Accordingly, the amounts of net investment income and net realized gains or losses reported in these financial statements may differ from those reported in the Fund’s tax return.

Custodian Credits

The Funds have entered into an agreement with the custodian, whereby each earns custodian fee credits for temporary cash balances. These credits, which offset custodian fees that may be charged to each Fund, are based on 75% of the daily effective federal funds rate, and are disclosed in the statements of operations.

Redemption Fee

The Funds employ a redemption fee on shareholders payable to the Funds and equal to 2% of the value of shares redeemed if the shares are held less than one calendar month.

Other

Shared expenses incurred by the Group are allocated among the Funds on the basis of relative net assets, or other reasonable basis. Fund-specific expenses are charged to each Fund as incurred.

3.    Related Party Transactions

Metzler/Payden, LLC (the “Adviser”) provides investment advisory service. Under the terms of the investment advisory agreement, the Adviser is entitled to receive fees monthly, computed on the average daily net assets at an annualized rate of 0.75%.

The Adviser agreed to guarantee that, for so long as it acts as investment adviser to the Funds, the expenses of the Funds, including advisory fees (exclusive of interest and taxes) will not exceed 1.50% of the Funds’ average daily net assets on an annualized basis. The Adviser also voluntarily agreed to temporarily limit total expenses (exclusive of interest and taxes) of the Funds to 1.20% through February 28, 2006 at which time the limit was increased to 1.25% fixed for a one year term.

The Fund remains liable to the Adviser for expenses subsidized in any fiscal year up to a maximum of three years from the end of the period in which the expenses were subsidized as long as any reimbursement will not cause the annual expense ratio for the year in which it is made to exceed the amount of the expense guarantee.

9	Metzler/Payden Funds

The deferred expense subsidy represents the cumulative amount of expenses subsidized for the Funds through the end of the period. Such amount is not considered a liability of each respective Fund, and therefore is not recorded as liabilities in the statement of assets and liabilities. As of October 31, 2006, the deferred expense subsidy was $899,986 for the European Emerging Markets, and $461,024 for the European Leaders Funds.

Treasury Plus, Inc., a wholly owned subsidiary of Payden & Rygel, serves as administrator to the Group. Under the terms of the administration agreement, Treasury Plus, Inc. receives fees monthly, computed on the average daily net assets of the Group at an annualized rate of 0.12%.

On March 15, 2006 the Funds terminated their plan pursuant to SEC Rule 12b-1 by which the Payden & Rygel Distributors received fees monthly, computed on the average net assets of the Funds, at an annualized rate of 0.25%. Payden & Rygel Distributors received $42,391 and $7,593 from the European Emerging Markets and European Leaders Funds, respectively, and no commission from the front-end sales charge for the period ended October 31, 2006.

Certain officers and/or trustees of the Fund are affiliated with Metzler/Payden LLC, Payden & Rygel, Payden & Rygel Distributors and/or Treasury Plus, Inc. Such officers and/or trustees receive no fees from the Funds for serving as officers and/or trustees of the Fund.

4.    Name Change

On April 3, 2006 the European Growth Fund changed its name to the European Leaders Fund.

5.    Accounting Pronouncements

In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (“FIN 48”), was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Funds’ net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds’ financial statement disclosures.

6.    Federal Income Taxes

For Federal income tax purposes the Funds had no capital loss carryforwards.

The tax character of distributions paid during the fiscal years ended October 31st is as follows:

	2005		2006
	Ordinary Income	Long Term Capital Gains	Ordinary Income	Long Term Capital Gains
European Emerging Markets	$427,740	$44,193	$3,422,104	$568,725
European Leaders	113,732	34,326	599,578	113,959

At October 31, 2006 net unrealized appreciation (depreciation) on investments for Federal income tax purposes are as follows:

	Cost of Investments Federal Income Tax Purposes	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation on Investments
European Emerging Markets	$158,799,088	$12,872,582	$4,355,537	$8,517,045
European Leaders	13,671,236	1,336,754	143,325	1,193,429

At October 31, 2006 the components of accumulated earnings (deficit) for Federal income tax purposes are as follows:

	Undistributed Ordinary Income	Undistributed Realized Long Term Capital Gains	Net Unrealized Appreciation	Total Distributable Earnings
European Emerging Markets	$10,493,437	$721,889	$8,498,715	$19,714,041
European Leaders	1,103,768	216,274	1,194,105	2,514,147

Annual Report	10

For a share outstanding during the periods ended October 31st

	European Emerging Markets Fund
	2006		2005	2004	2003 (1)
Net asset value — beginning of period	$23.91		$17.75	$13.47	$10.00

Income (loss) from investment activities:
Net investment income	0.18		0.21	0.09	0.09
Net realized and unrealized gains (losses)	8.74		7.27	5.55	3.38

Total from investment activities	8.92		7.48	5.64	3.47

Distributions to shareholders:
From net investment income	(0.00	)(5)	(0.12)	(0.04)
From net realized gains	(2.47)		(1.21)	(1.35)

Total distributions to shareholders	(2.47)		(1.33)	(1.39)	0.00

Proceeds from redemption fees	0.04		0.01	0.03	—

Net asset value — end of period	$30.40		$23.91	$17.75	$13.47

Total return (4)	40.54%		44.97%	45.90%	34.69	%(2)

Ratios/supplemental data:
Net assets, end of period	$164,156,580		$31,018,633	$4,869,345	$1,533,264
Ratio of gross expense to average net assets	1.71%		3.07%	8.36%	21.19	%(3)
Ratio of net expense to average net assets	1.24%		1.20%	1.16%	0.95	%(3)
Ratio of investment income less gross expenses to average net assets	0.78%		(0.77%)	(6.27%)	(18.49	%)(3)
Ratio of net investment income to average net assets	1.25%		1.10%	0.93%	1.75	%(3)
Portfolio turnover rate	128%		178%	89%	141	%(3)

	European Leaders Fund
	2006		2005	2004	2003 (1)
Net asset value — beginning of period	$15.69		$13.69	$12.69	$10.00

Income (loss) from investment activities:
Net investment income	0.13		0.13	0.13	0.08
Net realized and unrealized gains (losses)	4.05		2.40	1.60	2.61

Total from investment activities	4.18		2.53	1.73	2.69

Distributions to shareholders:
From net investment income	(0.01)		(0.14)	(0.17)
From net realized gains	(1.47)		(0.39)	(0.56)

Total distributions to shareholders	(1.48)		(0.53)	(0.73)	0.00

Proceeds from redemption fees	0.00	(5)	0.00 (5)	—	—

Net asset value — end of period	$18.39		$15.69	$13.69	$12.69

Total return (4)	28.95%		18.83%	13.78%	26.90	%(2)

Ratios/supplemental data:
Net assets, end of period	$15,252,341		$7,386,257	$3,193,178	$841,143
Ratio of gross expense to average net assets	2.52%		4.06%	10.63%	31.22	%(3)
Ratio of net expense to average net assets	1.24%		1.20%	1.15%	0.95	%(3)
Ratio of investment income less gross expenses to average net assets	(0.31%)		(1.98%)	(8.83%)	(29.05	%)(3)
Ratio of net investment income to average net assets	0.97%		0.88%	0.65%	1.22	%(3)
Portfolio turnover rate	150%		211%	193%	177	%(3)

(1)	The Funds commenced operations on December 30, 2002
(2)	Not annualized
(3)	Annualized
(4)	Total return does not reflect any applicable sales charge
(5)	Amount is less than $0.005

See notes to financial statements.

11	Metzler/Payden Funds

To the Shareholders and Board of Trustees

of The Metzler/Payden Investment Group

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Metzler/Payden Investment Group (the “Funds”), comprising the European Emerging Markets Fund and European Leaders Fund, as of October 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years then ended, and the financial highlights for each of the respective stated periods then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, audits of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds constituting the Metzler/Payden Investment Group as of October 31, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Chicago, Illinois

December 27, 2006

Annual Report	12

Understanding Your Fund’s Expenses

Shareholders of mutual funds incur two types of costs: transaction costs incurred from buying or selling Fund shares and ongoing costs incurred from the Funds daily operations. The table below is provided to highlight ongoing cost only. If transaction costs were included your cost would have been higher.

Actual Expenses

The table below is useful in estimating actual expenses paid during the six-month period ended October 31, 2006. It uses the Fund’s actual return and expense ratio for the period (184/365 days) to calculate the ongoing expenses paid by a shareholder with an initial investment of $1,000. To estimate the actual expense that you paid over the period, divide your beginning account value by 1,000 and multiply that number by the number in the Expenses Paid During the Period column. For example a $10,500 account value divided by 1,000 equals 10.5, times $6.37 for the European Emerging Markets Fund yields $66.89 in expense for the period.

	Value May 1, 2006	Value October 31, 2006	6-Month Net Return	Annualized Expense Ratio	Expenses Paid During the Period
European Emerging Markets	$1,000.00	$1,021.50	2.15%	1.25%	$6.37
European Leaders	1,000.00	1,015.50	1.55%	1.25%	6.35

Hypothetical Expenses

The table below is provided so that you can compare a Fund’s ongoing expenses with those of another fund. It uses a hypothetical gross annual return of 5%, which is not the Fund’s actual return, and the Fund’s actual expense ratio for the six-month period (184/365 days) ended October 31, 2006 to calculate the ongoing expenses paid by a shareholder with an initial investment of $1,000.

	Value May 1, 2006	Value October 31, 2006	6-Month Net Return	Annualized Expense Ratio	Expenses Paid During the Period
European Emerging Markets	$1,000.00	$1,018.90	1.89%	1.25%	$6.36
European Leaders	1,000.00	1,018.90	1.89%	1.25%	6.36

13	Metzler/Payden Funds

Both the Investment Company Act of 1940 and the terms of the investment advisory agreement between the investment adviser, Metzler/Payden LLC, and The Metzler/Payden Investment Group (the “Trust”) with respect to its two mutual funds (each a “Fund” and collectively the “Funds”) require that the investment advisory agreement be approved annually both by a majority of the Trust’s Board of Trustees and by a majority of the independent Trustees voting separately. On June 19-20, 2006, the Funds’ Board of Trustees and the Board’s Audit Committee (the “Committee”) reviewed and considered the nature, extent and quality of the investment advisory services that the investment adviser provided under the Investment Management Agreement. At that time, the Board also reviewed and considered the nature, extent and quality of the non-advisory administrative services that the Funds’ administrator provided under the Management and Administration Agreement. (The investment adviser and the administrator together are referred to as the “Adviser,” and the investment advisory and administration agreements together are referred to as the “Management Agreement.”) On June 20, 2006 the Board unanimously approved the Management Agreement with the Adviser for an additional one-year term through June 30, 2007. The Board’s approval followed the unanimous recommendation of the Committee, which is composed of all of the Board’s independent Trustees. The information, material facts and conclusions that formed the basis for the Committee’s recommendation and the Board’s subsequent approval are described below.

1.    Information Reviewed

Materials Reviewed. At its regular quarterly Board meetings during the course of the past year, the Board reviewed a wide variety of materials on the services that the Adviser provided, including information on each Fund’s investment results, portfolio composition, portfolio trading practices, shareholder services and other information relating to the nature, extent and quality of services provided by the Adviser to each of the Funds. In addition, at the time of the annual review of the Agreement, the Committee requested and reviewed extensive materials regarding each Fund’s investment results, advisory fee and expenses on a comparative basis, financial and profitability information regarding the Adviser, compliance monitoring and securities trading practices, and information on the personnel providing investment management and administrative services to each Fund.

Review Process. Independent counsel to the independent Trustees and the Trust provided assistance and advice to the Committee on legal and industry standards. The Committee also met with the Adviser, and separately in a private session with independent counsel, to discuss the approval of the Agreement. In ultimately deciding to recommend approval of the Agreement, the Committee did not identify any single factor or a particular group of factors that in isolation controlled or dominated the review process. Finally, this summary describes the most important, but not all, of the factors considered by the Committee and the Board.

2.    Nature, Extent and Quality of Services

The Board and Committee considered various data and information regarding the nature, extent and quality of the services the Adviser provided each of the Funds under the Agreement during the past year. In particular, the Board and Committee considered information provided by the Adviser in response to a detailed set of requests for information by independent counsel, including among other things, information on the depth and quality of the Adviser’s investment process, the breadth, depth and quality of the Adviser’s investment professionals providing services to each of the Funds, the experience, capability and integrity of the Adviser’s senior management, the low turnover rate of its key personnel, and the overall financial strength, stability and steady growth of the Adviser. They also considered the Adviser’s ability and commitment to attract and retain qualified personnel and to maintain and enhance its resources and information technology systems. The Board and Committee further considered the Adviser’s commitment to compliance with applicable laws and regulations and the nature and extent of its compliance program and records. Further, they took into account the administrative, distribution and shareholder services that the Adviser provided each of the Funds. The Board and Committee concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of business and investment activities of each of the Funds, and they also concluded that the overall quality of these services was satisfactory.

3.    Investment Results

At its regular quarterly Board meetings during the past year, the Board reviewed the investment results of each Fund compared to their respective peers and benchmark indices, paying specific attention to any underperforming Funds. In addition, as a part of the annual review of the Agreement, the Board and Committee specifically reviewed each Fund’s performance for the one-year, three-year and since inception periods ended March 31, 2006, as shown in a report prepared by Lipper, Inc. (the “Lipper”), compared to the performance of

Annual Report	14

comparable funds as selected by Lipper (the “Peer Group”), as well as to each Fund’s benchmark index. Lipper is an independent provider of investment company data retained by the Trust for this purpose. The Board noted that the Metzler/Payden European Leaders Fund performed very well in comparison to the performance of its Peer Group, and that the Metzler/Payden European Emerging Markets Fund performed exceptionally well in comparison to the performance of its Peer Group.

4.    Advisory Fees and Total Expenses

The Board and the Committee reviewed information regarding each Fund’s net operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, and actual non-management fees. The Board and Committee also considered comparisons of those fees to the fee and expense information for each Fund’s Peer Group, as provided by Lipper. The Board and Committee noted that for each Fund the advisory fee paid the Adviser was in the First Quintile (or lowest fee quintile) and that each Fund’s expenses, including the 12b-1 fee that was discontinued during the year, was at the median for the fees and expenses for each Fund’s Peer Group, and that excluding the discontinued 12b-1 fee, the fees and expenses were again in the First Quintile (or lowest expense quintile). The Board and Committee also reviewed information regarding the advisory fees paid by institutional clients of the Adviser with respect to similar investment mandates as each of the Funds. They noted that, although the fees paid by those clients generally were lower than those paid by each of the Funds, the differences appropriately reflected the significant investment, operational and regulatory differences between advising mutual funds and institutional clients.

With respect to economies of scale, the Board and Committee considered general information regarding whether there have been economies of scale with respect to the management of the Funds and whether the Funds have benefited from any such economies of scale. Acknowledging the difficulty in correlating such economies of scale Fund by Fund, the Board and Committee noted that such economies of scale are already likely accounted for in the comparatively low expense levels for each of the Funds.

5.    Adviser Profitability and Indirect Benefits

The Board and Committee reviewed information on a fund complex basis regarding the Adviser’s cost of providing services to the Funds, as well as the resulting level of profits to the Adviser, and reviewed the cost allocation methodology used to determine the profitability to the Adviser of providing services to the Funds. Based on the review of the information received, the Board and Committee each concluded that the profits earned by the Adviser were not excessive in light of the advisory, administrative and other services provided to the Funds. Finally, the Board and Committee noted that the Adviser is indirectly benefited from its advisory relationship with the Funds by its ability to more efficiently invest the assets of small, separately managed accounts in the Funds. In addition, the availability of mutual funds enhances the Adviser’s business reputation and name recognition.

6.    Conclusions

After considering and weighing all of the information provided them, including the factors discussed above, the Board and Committee concluded that it would be in the best interests of each Fund and its shareholders for the Trust to approve renewal of the Agreement for another year.

15	Metzler/Payden Funds

Name and Address	Position with Fund	Year Elected	Principal Occupation(s) Past 5 Years	Funds Series	Other Directorships Held
333 S. Grand Avenue Los Angeles CA 90071

Trustees (1)

W.D. Hilton, Jr.	Independent Trustee	2002	President and CEO, Trust Services, Inc.; Executive Director, NGC Bodily Injury Trust, and Managing Trustee, Fuller-Austin Trust	All	Trustee, The Payden & Rygel Investment Group;

James Clayburn LaForce	Independent Trustee	2002	Dean Emeritus, The John E. Anderson School of Management at the University of California, Los Angeles	All	Trustee, The Payden & Rygel Investment Group; Trustee, Advisor Series Trust; Director, Arena Pharmaceuticals, Inc.

Gerald S. Levey, M.D.	Independent Trustee	2002	Vice Chancellor, Medical Sciences, and Dean, David Geffen School of Medicine at the University of California, Los Angeles	All	Trustee, The Payden & Rygel Investment Group

Scott J. Weiner	Interested Trustee	2002	Managing Principal and Director, Payden & Rygel; President, Metzler/Payden, LLC	All

Norbert F.J. Enste	Interested Trustee	2002	Vice Chairman and Director, Metzler/Payden, LLC; Principal and Director, B. Metzler sell. Sohn & Co. Holdings KGaA; Chairman, Supervisory Board, Metzler Investment GmbH	All

Officers (2)

Scott J. Weiner	Chairman and President	2002	Managing Principal and Director, Payden & Rygel; President, Metzler/Payden, LLC	All

Frank Peter Martin	Executive Vice President	2002	Executive Vice President, Metzler Payden, LLC; Managing Director, Metzler Investment GmbH; Managing Director, Schroeders Investment Management GmbH

Brian W. Matthews	CFO	2003	Managing Principal, CFO and Director, Payden & Rygel	All

Yot Chattrabhuti	Vice President	2002	Principal, Payden & Rygel	All

Bradley F. Hersh	Vice President and Treasurer	2002	Vice President and Treasurer, Payden & Rygel	All

David L. Wagner	Vice President and CCO	2002	Vice President, Risk Management, Payden & Rygel	All

Edward S. Garlock	Secretary	2002	Managing Principal, General Counsel and Director, Payden & Rygel	All

(1)	Trustees do not have a set term of office, but serve until resignation, death or removal.
(2)	Officers are elected by, and serve at the pleasure of, The Board of Trustees.

Annual Report	16

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17	Metzler/Payden Funds

Important Information: The information contained in this report is intended for shareholders of the Metzler/Payden Funds only. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus which provides further details.

The performance numbers presented in this report are derived from historical market data. There is no guarantee of future performance nor are Fund shares guaranteed. Investment return and principal value of an investment in a Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Fund shares are sold through Payden & Rygel Distributors, member NASD.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov or the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800 SEC-0330.

To view the Fund's proxy voting guidelines and proxy voting record, visit the SEC's web site at http://www.sec.gov. You may also call 866 673-8637 to request a free copy of the proxy voting guidelines.

METZLER/PAYDEN Funds
European Emerging Markets Fund (MPYMX)
European Leaders Fund (MPYGX)

METZLER/PAYDEN Funds
333 South Grand Avenue • Los Angeles, California 90071 • 866 MP FUNDS • 866 673 8637
metzlerpayden.com

ITEM 2. CODE OF ETHICS

Effective June 9, 2003, the registrant adopted “The Metzler/Payden Investment Group Supplemental Code of Ethics for Principal Officers and Senior Financial Officers” (the “Supplemental Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller. A copy of the Supplemental Code of Ethics was filed as an exhibit to the registrant’s Annual Report on Form N-CSR for the fiscal year-end and reporting period of October 31, 2003. There has been no amendment to the Supplemental Code of Ethics during the period covered by this report, and the registrant has not granted any waiver, including any implicit waiver, from any provision of the Supplemental Code of Ethics during the period covered by this report. Any person may obtain without charge a copy of the Supplemental Code of Ethics by sending his or her request in writing to: The Metzler/Payden Investment Group, Attention: General Counsel, 333 South Grand Avenue, 32nd Floor, Los Angeles, CA 90071.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

At its meeting on December 18, 2006, the registrant’s Board of Trustees determined that W.D. Hilton, Jr., who is an independent Trustee of the registrant, is the audit committee financial expert for the registrant.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees:

Fiscal year ending October 31, 2006: $52,500

Fiscal year ending October 31, 2005: $49,800

(b) Audit-Related Fees:

Fiscal year ending October 31, 2006: $0

Fiscal year ending October 31, 2005: $0

(c) Tax Fees – For preparation of the annual tax returns (state and Federal) for each Fund:

Fiscal year ending October 31, 2006: $8,800

Fiscal year ending October 31, 2005: $22,000

(d) All Other Fees:

Fiscal year ending October 31, 2006: $0

Fiscal year ending October 31, 2005: $0

(e)(1) The Audit Committee of the registrant’s Board of Trustees, which is composed solely of independent Trustees, approves all services by the registrant’s principal accountant, and the fees for such services, prior to any engagement.

(e)(2) No services described in each of paragraphs (b) through (d) of this Item were approved by the Audit Committee of the registrant’s Board of Trustees pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Aggregate Non-Audit Fees:

Fiscal year ending October 31, 2006: $8,800 (Item 4(c))

Fiscal year ending October 31, 2005: $22,000 (Item 4(c))

(h) In the fiscal years ending October 31, 2006 and October 31, 2005, the registrant’s principal accountant did not provide any non-audit services to the registrant’s investment adviser, Metzler/Payden, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that required pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. However, each year at the time the Audit Committee of the registrant’s Board of Trustees considers the appointment and scope of services and fees for the registrant’s principal accountant, the Audit Committee considers whether the provision of services by the registrant’s principal accountant to the registrant’s investment adviser, Metzler/Payden, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant, is compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Included as a part of the report to shareholders filed under Item 1 of this report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of these controls and procedures as required by the applicable regulations, that the registrant’s disclosure controls and procedures are effective in ensuring that the information required to be disclosed by the registrant in this report is accumulated and communicated to them as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 11. EXHIBITS

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached as Exhibit 99.906CERT. The certifications furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Metzler/Payden Investment Group

By:	/s/ SCOTT J. WEINER
Scott J. Weiner Chairman and President

Date: December 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Metzler/Payden Investment Group

By:	/s/ BRIAN W. MATTHEWS
Brian W. Matthews Vice President and Chief Financial Officer

Date: December 28, 2006